Segmented information	12 Months Ended
Dec. 31, 2024
Segmented information
Segmented information

4. Segmented information

Substantially all sales in the France operating segment for the years ended December 31, 2024 and December 31, 2023 were to one customer. In 2024 and 2023, France contributed more than 10% of Vermilion's consolidated revenues.

	Year Ended December 31, 2024
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	CEE	Corporate	Total
Total assets	2,075,273	269,686	630,120	190,023	469,295	921,331	283,880	95,908	1,180,060	6,115,576
Drilling and development	374,892	35,472	45,671	25,905	66,545	4,355	29,284	4,838	—	586,962
Exploration and evaluation	—	—	—	—	28,043	—	—	7,975	—	36,018

Crude oil and condensate sales	556,375	118,198	314,232	2,515	48,275	—	182,847	37	—	1,222,479
NGL sales	64,934	14,622	—	—	—	—	—	—	—	79,556
Natural gas sales	89,981	4,743	—	136,795	101,450	311,325	—	35,078	—	679,372
Sales of purchased commodities	—	—	—	—	—	—	—	—	92,843	92,843
Royalties	(84,337)	(39,849)	(41,585)	(244)	(5,703)	—	—	(6,232)	—	(177,950)
Revenue from external customers	626,953	97,714	272,647	139,066	144,022	311,325	182,847	28,883	92,843	1,896,300
Purchased commodities	—	—	—	—	—	—	—	—	(92,843)	(92,843)
Transportation	(54,091)	(1,465)	(23,106)	—	(11,853)	(8,418)	—	—	—	(98,933)
Operating	(240,333)	(26,887)	(69,376)	(41,127)	(53,129)	(54,177)	(80,347)	(2,537)	—	(567,913)
General and administration	(23,080)	(13,493)	(18,214)	(8,327)	(13,053)	(8,029)	(8,087)	(7,220)	—	(99,503)
Petroleum resource rent tax	—	—	—	—	—	—	(11,702)	—	—	(11,702)
Corporate income tax (expense) recovery	19	—	(12,225)	(32,592)	(18,558)	(1,403)	(3,022)	7	1,332	(66,442)
Interest expense	—	—	—	—	—	—	—	—	(84,606)	(84,606)
Equity based compensation	—	—	—	—	—	—	—	—	(14,361)	(14,361)
Realized gain on derivative instruments	—	—	—	—	—	—	—	—	345,318	345,318
Realized foreign exchange gain	—	—	—	—	—	—	—	—	7,735	7,735
Realized other expense	—	—	—	—	—	—	—	—	(7,267)	(7,267)
Fund flows from operations	309,468	55,869	149,726	57,020	47,429	239,298	79,689	19,133	248,151	1,205,783

	Year Ended December 31, 2023
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	CEE	Corporate(1)	Total
Total assets	1,805,049	254,884	587,824	237,326	425,532	1,137,648	280,532	80,388	1,426,638	6,235,821
Drilling and development	288,223	91,977	48,297	44,147	48,463	20,283	26,005	1,715	—	569,110
Exploration and evaluation	—	—	—	—	11,248	—	—	9,833	—	21,081

Crude oil and condensate sales	621,985	129,775	285,626	2,306	57,464	74	36,381	—	—	1,133,611
NGL sales	68,753	15,240	—	—	—	—	—	—	—	83,993
Natural gas sales	170,653	6,143	—	184,548	138,017	302,330	—	3,260	—	804,951
Sales of purchased commodities	—	—	—	—	—	—	—	—	177,000	177,000
Royalties	(103,511)	(41,487)	(37,425)	(1,567)	(5,993)	—	—	(1,711)	—	(191,694)
Revenue from external customers	757,880	109,671	248,201	185,287	189,488	302,404	36,381	1,549	177,000	2,007,861
Purchased commodities	—	—	—	—	—	—	—	—	(177,000)	(177,000)
Transportation	(43,163)	(751)	(24,511)	—	(13,333)	(7,098)	—	—	—	(88,856)
Operating	(233,417)	(23,424)	(80,134)	(39,157)	(43,857)	(39,464)	(52,360)	(1,568)	—	(513,381)
General and administration	(96,296)	(9,734)	(20,642)	(8,317)	(13,104)	(19,054)	(8,182)	(7,150)	101,763	(80,716)
Petroleum resource rent tax	—	—	—	—	—	—	20,860	—	—	20,860
Corporate income tax (expense) recovery	(53)	—	(14,313)	(48,349)	(28,533)	(715)	13	(14)	(78,394)	(170,358)
Interest expense	—	—	—	—	—	—	—	—	(85,212)	(85,212)
Realized gain on derivative instruments	—	—	—	—	—	—	—	—	234,365	234,365
Realized foreign exchange loss	—	—	—	—	—	—	—	—	(4,532)	(4,532)
Realized other expense	—	—	—	—	—	—	—	—	(420)	(420)
Fund flows from operations	384,951	75,762	108,601	89,464	90,661	236,073	(3,288)	(7,183)	167,570	1,142,611

(1)Central and Eastern Europe and Corporate have been presented separately in the prior year for comparability with current year presentation.

Reconciliation of fund flows from operations to net loss:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Fund flows from operations	1,205,783	1,142,611
Equity based compensation	(15,569)	(42,756)
Unrealized (loss) gain on derivative instruments	(452,858)	179,707
Unrealized foreign exchange (loss) gain	(58,471)	12,438
Accretion	(74,541)	(78,187)
Depletion and depreciation	(683,240)	(712,619)
Deferred tax recovery	37,991	190,193
Gain on business combination	—	439,487
Loss on disposition	—	(352,367)
Impairment expense	—	(1,016,094)
Unrealized other expense	(5,834)	—
Net loss	(46,739)	(237,587)